SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Director fees	$ 107,446	$ 86,691
Management fees paid to a company controlled by a former director	873,640	868,479
Salaries	127,565	122,976
Share-based payments	322,083	680,097
Total	802,587	1,032,651
CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	100,000	53,764
President And Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	62,500	44,123
Former Owner [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	$ 82,993	$ 45,000